Convertible Notes Payable Related Party (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 20, 2021	Aug. 31, 2021	Aug. 19, 2021	Aug. 09, 2021	Aug. 31, 2021	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Jul. 08, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares							205,984
Simple Agreement for Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable related party							$ 150,000		$ 150,000	$ 150,000
Interest rate							6.00%		6.00%	0.00%
Conversion of stock, shares	32,967
Loss on the conversion	$ 63,626
Simple Agreement for Future Equity [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable										$ 150,000
Convertible Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes payable related party				$ 99,900
Interest rate			9.00%	9.00%	9.00%	9.00%
Original issuance discount rate			5.00%	5.00%	5.00%
Number of warrant shares	99,000	355,114		99,900	195,000		195,000	225,000
Warrant exercise price per share	$ 1.00			$ 1	$ 1		$ 1.00	$ 2.50
Warrants term				5 years	5 years		5 years
Maturity date				Feb. 19, 2022	Feb. 09, 2022	Feb. 09, 2022
Principal amount							$ 123,000		$ 72,000
Accrued interest							35,078
Conversion of stock, shares	21,747	6,939
Loss on the conversion	$ 29,333
New Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrant shares								115,185
Warrant exercise price per share								$ 2.50
Principal amount							99,900
Repayments of debt							4,950
Accrued interest							$ 12,463.53